Restrictions on Cash	12 Months Ended
Dec. 31, 2012
Restrictions on Cash [Abstract]
Restrictions on Cash
Note 20. Restrictions on Cash

The Federal Reserve Bank required the Bank to maintain reserve balances. The total of those reserve balances including available vault cash at December 31, 2012 and 2011 was $9,679 and $8,622 respectively.